CONTINGENCIES AND COMMITMENTS (Tables)	12 Months Ended
Mar. 31, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of contractual purchase commitments that are not recognized as liabilities
Contractual purchase commitments that are not recognized as liabilities are as follows:

	2025	2024
Less than 1 year	$411.8	$329.3
Between 1 and 5 years	262.1	245.5
Later than 5 years	23.6	3.2
Total contractual purchase commitments	$697.5	$578.0